COMMITMENTS AND CONTINGENCIES - Lease Obligations (Details) - CAD ($)			12 Months Ended
	Dec. 14, 2022	Nov. 15, 2019	Dec. 31, 2022	Nov. 20, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Price per share	$ 8.00
Number of shares under claim				17,500,000
Damages awarded value			$ 21,000,000
Amount claimed			229,000,000
Accrued amount			$ 0
Three D
Disclosure of quantitative information about right-of-use assets [line items]
Common shares owned		13,500,000
131
Disclosure of quantitative information about right-of-use assets [line items]
Common shares owned		4,000,000
Palisades
Disclosure of quantitative information about right-of-use assets [line items]
Price per share		$ 0.08